INCOME TAXES (Tables)	12 Months Ended
Oct. 28, 2012
INCOME TAXES
Schedule of components of provision for income taxes

(in thousands)	2012	2011	2010
Current:
U.S. Federal	$216,620	$202,084	$170,326
State	26,303	26,978	22,896
Foreign	5,783	3,826	2,124
Total current	248,706	232,888	195,346
Deferred:
U.S. Federal	4,443	6,358	27,009
State	225	394	2,420
Total deferred	4,668	6,752	29,429
Total provision for income taxes	$253,374	$239,640	$224,775

Schedule of significant components of the deferred income tax liabilities and assets

(in thousands)	October 28, 2012	October 30, 2011
Deferred tax liabilities:
Tax over book depreciation	$(91,545)	$(92,848)
Pension assets	-	(30,029)
Book/tax basis difference from acquisitions	(26,295)	(27,593)
Commodity hedging contracts	(5,797)	(10,337)
Other, net	(71,054)	(61,824)
Deferred tax assets:
Post-retirement benefits	147,278	134,117
Pension benefits	96,641	57,961
Stock options	32,210	29,321
Deferred compensation	23,115	21,961
Insurance accruals	16,728	14,786
Vacation accruals	14,905	13,636
Federal benefit of state tax	9,965	9,596
Promotional accruals	7,524	9,867
Other, net	59,130	60,403
Net deferred tax assets	$212,805	$129,017

Schedule of reconciliation of the statutory federal income tax rate to the effective tax rate

	2012	2011	2010
U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.5	2.7	3.1
Domestic production activities deduction	(2.6)	(2.6)	(1.7)
All other, net	(1.5)	(1.8)	(0.4)
Effective tax rate	33.4%	33.3%	36.0%

Schedule of changes in the unrecognized tax benefits, excluding interest and penalties

(in thousands)
Balance as of October 31, 2010	$ 26,073
Tax positions related to the current period:
Increases	2,493
Decreases	-
Tax positions related to prior periods:
Increases	5,646
Decreases	(672)
Settlements	(10,770)
Decreases related to a lapse of applicable statute of limitations:	(1,372)
Balance as of October 30, 2011	$ 21,398
Tax positions related to the current period:
Increases	3,066
Decreases	-
Tax positions related to prior periods:
Increases	1,302
Decreases	(2,541)
Settlements	(624)
Decreases related to a lapse of applicable statute of limitations:	(470)
Balance as of October 28, 2012	$ 22,131